CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME /(LOSS)
Net income / (loss)	$ (143,050)	$ (127,651)	$ 364,514
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustment	99,329	(48,947)	(35,823)
Unrealized gains on available-for-sale investments:
Net unrealized gains on available-for-sale investments, net of tax effect of $2,018, $(2,371) and $944 for the years ended February 28, 2019, February 29, 2020 and , February 28, 2021, respectively	17,169	1,122	15,837
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of nil,nil and nil for the years ended February 28, 2019, February 29,2020 and February 28, 2021			(96,251)
Other comprehensive (loss) / income	116,498	(47,825)	(116,237)
Comprehensive income / (loss)	(26,552)	(175,476)	248,277
Add: Comprehensive loss attributable to noncontrolling interests shareholders	25,796	19,321	3,681
Comprehensive income / (loss) attributable to TAL Education Group's shareholders	$ (756)	$ (156,155)	$ 251,958